Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2014
Employee benefit plans
Net actuarial loss	¥ 48,028
Net prior service cost	(10,649)
Total	¥ 37,379